11. INCOME (LOSS) PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
11. INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the period.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the period, plus Series C convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

Diluted net loss per common share is the same as basic net loss per common share since the Company was operating in a loss position for 2017 and 2016.

Basic net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the period.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the period, plus Series C convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

Diluted net loss per common share is the same as basic net loss per common share since the Company was operating in a loss position for 2016 and 2015.